Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Nature of business and organization [Abstract]
Schedule of estimated useful lives
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of disaggregate revenue streams
	December 31, 2020	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	RMB	USD
Online AR advertising services	317,157,896	436,475,875	480,474,142	68,988,045
Mobile games	19,910,956	13,498,964	1,205,235	173,052
Sales of semiconductor products	385,538,235	448,958,274	200,613,602	28,804,756
Software development	43,406,499	34,858,406	—	—
Total revenues	766,013,586	933,791,519	682,292,979	97,965,853

Schedule of revenue by timing of transfer of goods or services
	December 31, 2020	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	RMB	USD
Goods and services transferred at a point in time	722,607,087	898,933,113	682,292,979	97,965,853
Services transferred over time	43,406,499	34,858,406	—	—
Total revenues	766,013,586	933,791,519	682,292,979	97,965,853

Schedule of revenue by geographic locations
	December 31, 2020	December 31, 2021	December 31, 2021	December 31, 2021
	RMB	RMB	RMB	USD
Mainland PRC revenues	367,163,638	593,803,869	483,328,411	69,397,870
Hong Kong revenues	264,404,450	118,590,946	61,882,662	8,885,315
International revenues	134,445,498	221,396,704	137,081,906	19,682,668
Total revenues	766,013,586	933,791,519	682,292,979	97,965,853

Schedule of noncontrolling interests
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
VIDA	(31,675,783)	(65,276,176)	(9,372,566)
Viru	—	4,293,087	616,415
VIYI/MicroAlgo	107,249,069	159,054,091	22,837,505
Noncontrolling interests subscriptions receivable	(172,528)	(172,528)	(24,772)
Total noncontrolling interests	75,400,758	97,898,474	14,056,582